Condensed Interim Unaudited Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Research and development expenses	$ (2,503)	$ (3,733)	[1]
General and administrative expenses	(2,189)	(2,291)	[1]
Operating loss	(4,692)	(6,024)
Financing expenses, net	(17)	(237)
Net loss and comprehensive loss	$ (4,709)	$ (6,261)
Basic net loss per share (in Dollars per share)	$ (0.19)	$ (0.37)
Diluted net loss per share (in Dollars per share)	$ (0.19)	$ (0.37)
Weighted average number of shares outstanding used in computing basic net loss per share (in Shares)	25,402,649	16,773,806
Weighted average number of shares outstanding used in computing diluted net loss per share (in Shares)	25,402,649	16,773,806

[1]	Reclassified